Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income taxes
Schedule of Group's loss before income taxes

	For the years ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Non-PRC	(12,839)	(108,086)	(7,083,904)	(1,030,311)
PRC	(279,138)	(417,029)	(3,133,221)	(455,709)
	(291,977)	(525,115)	(10,217,125)	(1,486,020)

Schedule Of current and deferred portions of income tax expense

For the years ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$

Current income tax expense	—	—	—	—
Deferred tax expense	—	—	—	—

Total income tax expense	—	—	—	—

Schedule of reconciliations of the income tax expenses

	For the years ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Loss before income tax expense	(291,977)	(525,115)	(10,217,125)	(1,486,020)
PRC statutory tax rate	25%	25%	25%	25%
Income tax benefits at PRC statutory tax rate	(72,994)	(131,279)	(2,554,281)	(371,505)
International tax rate differential	3,208	27,074	1,779,100	258,759
Preferential tax rate	—	—	197,828	28,773
Non-deductible expenses	7,120	6,890	36,726	5,342
Non-taxable income	(6,055)	(11,962)	(20,973)	(3,050)
Loss not recognized	—	22,747	—	—
Deferred tax items tax rate differential	—	—	(34,236)	(4,979)
Additional deduction of research and development expenses	—	—	(22,672)	(3,298)
Change in valuation allowance	68,721	86,530	618,508	89,958
Income tax expenses	—	—	—	—

Schedule of significant components of the Group's deferred tax assets

	As of December 31,
	2017	2018	2018
	RMB	RMB	US$
Deferred tax assets
Bad debt provision	179	431	63
Impairment of a long-term investment	2,500	2,500	364
Donations	—	3,000	436
Accrued expenses and other liabilities	18,766	10,345	1,505
Advertising expenses	89,529	421,883	61,360
Tax losses	52,486	343,809	50,005
Less: valuation allowance	(163,460)	(781,968)	(113,733)
Deferred tax assets, net	—	—	—

Schedule of reconciliation of unrecognized tax benefit

	For the years ended
	December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Balance at January 1	—	—	(105,579)	(15,356)
Increase	—	(105,579)	(10,957)	(1,594)
Decrease	—	—	105,579	15,356
Balance at December 31	—	(105,579)	(10,957)	(1,594)